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                   PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
                         Gateway Center Three, 4th Floor
                               100 Mulberry Street
                          Newark, New Jersey 07102-4077



                                October 12, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Prudential Special Money Market Fund, Inc.
                  1933 Act File No.: 33-31603
                  1940 Act File No.: 811-5951

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on October 10, 2000.

         If you have any questions concerning this filing, please contact Robert
C. Rosselot at (973) 367-3028.

                                           Very truly yours,

                                           /s/ Robert C. Rosselot
                                           ----------------------
                                           Robert C. Rosselot
                                           Secretary